Expense Example - Class R R4 and Class I3 - Transamerica Small Cap Value	Mar. 01, 2021 USD ($)
R4
Expense Example:
1 year	$ 112
3 years	365
5 years	637
10 years	1,414
R
Expense Example:
1 year	145
3 years	449
5 years	776
10 years	1,702
I3
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131